Related Party Transactions (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest expense	$ 188,183		$ 770,230	$ 621,971
Long Top Limited [Member]
Statement Line Items [Line Items]
Short-term loan, Percentage			3.00%
loan’s due date Description			The loan’s due date was 31 December 2019 and was further extended to 31 December 2021.
Interest expense			$ 5,948
Guardforce TH Group Company Limited [Member]
Statement Line Items [Line Items]
Short-term loan, Percentage	5.00%		2.01%	4.13329%
loan’s due date Description	The loan's due date was 31 December 2019 and was further extended to 31 December 2021.
Interest expense	$ 10,689		$ 126,523	$ 381,621